Note 14 - Convertible Promissory Notes	3 Months Ended
Sep. 30, 2012
Convertible Promssory Notes
Note 14 – Convertible Promissory Notes

On February 2, 2012, the Company issued a convertible promissory note for CAD$50,000 and 83,333 transferrable warrants for gross proceeds of CAD$50,000. On February 23, 2012, the Company issued a second convertible promissory note for CAD$50,000 and a further 83,333 transferrable warrants for gross proceeds of CAD$50,000. These convertible promissory notes, totalling CAD$100,000, matured on February 2, 2013, and bore an annual interest rate of 12%. The notes had a first priority interest in all the assets of the Company. The holders of the notes could convert the note and accrued interest, at or before the maturity date, into common shares of the Company at CAD$0.60 each. Each warrant entitles the holder thereof to purchase a further common share of the Company at an exercise price of CAD$0.75 for a period of five years.

According to ASC 470, the proceeds received in a financing transaction should first be allocated to the convertible promissory notes and the detached warrants on a relative fair value basis. The allocated value of the detached warrants is recorded in paid-in-capital. ASC 470 should then be applied to the amount allocated to the convertible promissory note, and an effective conversion price should be calculated and used to measure the intrinsic value, if any, of the embedded conversion option. The intrinsic value of the conversion option is recognized as a reduction to the carrying amount of the convertible debt and an addition to the paid-in-capital.

The Company determined that the amounts allocated to the convertible promissory notes, the embedded conversion beneficiary features option, and warrants are CAD$nil, CAD$43,429, and CAD$56,571, respectively.

The discount on issuance of the convertible promissory notes, CAD$100,000, is being amortized over the life of the notes. During the year ended March 31, 2012, an amount of CAD$15,184 (USD$15,198) was amortized.

	US$	CAD$
Face value	100,090	100,000
Effective interest (137%)	(84,892)	(84,816)
	15,198	15,184

On April 20, 2012, the Company repaid, in full, the CAD$50,000 in principal and CAD$1,282 in interest owing against the first note, and the CAD$50,000 in principal and CAD$937 in interest owing against the second note. An amount of CAD$5,356 (USD$5,302) was amortized for the period from April 1 to April 19, 2012. The balance of the discount on issuance of the convertible promissory notes, $80,237, was written off as expenses.